CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Share capital	$ 6,661,667	$ 6,047,999
Working capital deficiency	$ 472,492	$ 238,976